Collection Period Ended 31-Jan-2011
Interest Period of the Class A-1 Notes (from... to)
Principal
Payment
0.00
29,460,256.06
0.00
0.00
29,460,256.06
Interest & Principal
Payment
0.00
29,574,127.03
502,916.67
120,945.67
30,197,989.37
737,733.31
502,916.67
Available Funds
Distributions
Total
0.00
1.183333
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000%
per $1000 Face Amount
1.183333
0.000000
Class A-2 Notes 0.700000% 113,870.97 0.517595 134.427850
Class A-1 Notes 0.309120%
Current Overcollateralization Amount 97,537,496.62 12.90%
0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 97,537,496.62 12.90%
Yield Supplement Overcollateralization Amount 54,176,014.97 37,484,950.44 35,825,381.16
Pool Balance
1,150,006,889.88
827,413,061.13
791,930,006.13
Overcollateralization 103,010,874.91 101,900,726.28 97,537,496.62
Adjusted Pool Balance 1,095,830,874.91 789,928,110.69 756,104,624.97
0.000000
Total Note Balance
992,820,000.00
688,027,384.41
658,567,128.35
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
133.910255
Class A-3 Notes 425,000,000.00 425,000,000.00 425,000,000.00 0.000000
Class A-2 Notes 220,000,000.00 195,207,384.41 165,747,128.35
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Balance Balance Balance
Actual/360 Days
Summary
Initial Beginning Ending Principal per $1000
Distribution Date 15-Feb-2011
28
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Jan-2011 15-Feb-2011 30/360 Days 30
18-Jan-2011 15-Feb-2011
Collection Period (from... to) 1-Jan-2011 31-Jan-2011
Determination Date 11-Feb-2011
Record Date 14-Feb-2011
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No. 9
Aggregate Principal Distributable Amount
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 19.35
0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance 2,739,577.19
Priority Principal Distributable Amount 0.00 0.00 0.00
29,460,256.06 29,460,256.06 0.00
Regular Principal Distributable Amount 29,460,256.06 29,460,256.06
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 737,733.31 737,733.31 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 113,870.97 113,870.97 0.00
Total Trustee Fee 0.00 0.00 0.00
Monthly Interest Distributable Amount 737,733.31 737,733.31 0.00
Due Paid Shortfall
Total Servicing Fee 689,510.88 689,510.88 0.00
Total Distribution
38,216,024.77
Distribution Detail
Available Funds
38,216,024.77
(9) Excess Collections to Certificateholders 7,328,524.52
Available Collections
38,216,024.77 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 253.65 (6) Regular Principal Distributable Amount 29,460,256.06
Recoveries 374,523.62 (3) Interest Distributable Amount Class A Notes 737,733.31
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Interest Collections 2,859,822.98 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 59,477.02 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Principal Collections 34,921,947.50 (1) Total Servicing Fee 689,510.88
31-60 Days Delinquent
Total 791,930,006.13 32,820 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
61-90 Days Delinquent 961,300.70 31 0.12%
91-120 Days Delinquent 276,857.88 10 0.03%
Percentage
Current
2,718,673.20 103 0.34%
787,973,174.35 32,676 99.50%
Weighted Average Seasoning (months) 11.89 21.30
Delinquency Profile *
Amount Number of Receivables
As of Cutoff Date Current
Weighted Average APR 4.06% 4.02%
Weighted Average Number of Remaining Payments 50.23 41.68
Principal Gross Losses 561,107.50
Pool Balance end of Collection Period 791,930,006.13
Pool Factor 68.86%
Pool Balance beginning of Collection Period 827,413,061.13 33,471
Principal Collections 21,374,248.38
32,820
Principal Collections attributable to Full Pay-offs 13,547,699.12
Principal Purchase Amounts 0.00
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Investment Earnings
Net Investment Earnings on the Reserve Fund 19.35
Net Investment Earnings on the Collection Account 234.30
Investment Earnings for the Collection Period 253.65
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
minus Net Investment Earnings 19.35
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.204%
Principal Net Losses 136,005.89
Cumulative Principal Net Losses 2,341,174.31
Principal Gross Losses 561,107.50
Principal Net Liquidation Proceeds 59,467.30
Principal Recoveries 365,634.31
Losses
Current
Note
Factor
0.000000
0.753396
1.000000
1.000000
Distributions
1.183333
1.783333
per $1000 Face Amount
0.000000
134.427850
Interest & Principal Payment
Summary
Amounts in USD
Dates
Reserve Fund and Investment Earnings
Distribution Detail
Notice to Investors
Pool Statistics